Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (111,166)	$ (11,390)	$ (51,787)	$ (4,025)
Adjustments to Reconcile Net loss to Net Cash Used in Operating Activities:
Amortization expense	8,580
Expenses paid by officer and contributed as capital		13,553	50,714	1,462
Expenses paid by officer for reduction of amounts due from officer	55,197
Changes in Assets and Liabilities:
Accounts payable and accrued expenses	133	(2,163)	1,073	2,563
Security deposit	(269)
NET CASH USED IN OPERATING ACTIVITIES	(47,525)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for website development costs	(20,800)
NET CASH USED IN INVESTING ACTIVITIES	(20,800)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan from officer	3,710
Net proceeds from stock subscription held in trust by officer	72,774
NET CASH PROVIDED BY FINANCING ACTIVITIES	76,484
NET CHANGE IN CASH	8,159
CASH AT BEGINNING OF PERIOD
CASH AT END OF PERIOD	8,159
Supplemental Disclosure of Cash Flow Information
Interest
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Subscription payable for proceeds held in trust by an officer	212,621
Payment from funds held in trust by an officer of website development costs	84,650
Common stock issued to founders				2,000
Redemption of common stock cancelled				(1,950)
Common stock issued in change in control				$ 300